Regulatory Capital Requirements (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Company [Member]
Common equity tier 1 capital to risk-weighted assets amount	$ 82,770,000	$ 72,853,000
Common equity tier 1 capital to risk-weighted assets ratio	11.74	11.90
Tier I capital to risk-weighted assets amount	$ 97,157,000	$ 87,240,000
Tier I capital to risk-weighted assets ratio	13.78	14.25
Total capital to risk-weighted assets amount	$ 105,971,000	$ 94,894,000
Total capital to risk-weighted assets ratio	15.03	15.50
Tier I capital to average assets amount	$ 97,157,000	$ 87,240,000
Tier I capital to average assets ratio	9.24	8.79
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 31,731,000	$ 27,548,000
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50	4.50
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 42,308,000	$ 36,731,000
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00	6.00
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 56,410,000	$ 48,975,000
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00	8.00
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 42,047,000	$ 39,719,000
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00	4.00
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	0	0
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	0.00%	0.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	0	0
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	0	0
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 49,359,000	$ 42,853,000
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	7.00%	7.00%
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 59,936,000	$ 52,036,000
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	8.50%	8.50%
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 74,038,000	$ 64,279,000
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	10.50%	10.50%
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer ratio	0.00%	0.00%
Bank [Member]
Common equity tier 1 capital to risk-weighted assets amount	$ 96,112,000	$ 86,654,000
Common equity tier 1 capital to risk-weighted assets ratio	13.64	14.17
Tier I capital to risk-weighted assets amount	$ 96,112,000	$ 86,654,000
Tier I capital to risk-weighted assets ratio	13.64	14.17
Total capital to risk-weighted assets amount	$ 104,918,000	$ 94,301,000
Total capital to risk-weighted assets ratio	14.89	15.42
Tier I capital to average assets amount	$ 96,112,000	$ 86,654,000
Tier I capital to average assets ratio	9.15	8.73
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 31,703,000	$ 27,522,000
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50	4.50
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 42,270,000	$ 36,696,000
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00	6.00
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00	8.00
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 42,025,000	$ 39,698,000
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00	4.00
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.50	6.50
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00	10.00
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00	5.00
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 49,315,000	$ 42,812,000
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	7.00%	7.00%
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 59,883,000	$ 51,986,000
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	8.50%	8.50%
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 73,973,000	$ 64,218,000
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	10.50%	10.50%
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer ratio	0.00%	0.00%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 56,361,000	$ 48,928,000
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	45,793,000	39,754,000
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	56,361,000	48,928,000
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	70,451,000	61,160,000
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	52,531,000	49,622,000
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer amount	$ 0	$ 0